Fair value measurements (Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Assets
Derivative financial instruments	¥ 243,421	¥ 366,811
Liabilities
Derivative financial instruments	(245,457)	(244,287)
Fair Value, Measurements, Recurring
Assets
Cash equivalents	933,482	1,016,525
Time deposits	600,000	600,000
Derivative financial instruments	243,421	366,811
Total	11,176,236	10,842,330
Liabilities
Derivative financial instruments	(245,457)	(244,287)
Total	(245,457)	(244,287)
Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	5,885,831	5,951,581
Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,686,934	2,558,931
Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	91,437	151,267
Fair Value, Measurements, Recurring | Investments
Assets
Marketable securities and other securities investments	735,131	197,215
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	41,876	100,841
Total	7,544,500	7,654,623
Level 1 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	4,797,499	4,911,769
Level 1 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,686,934	2,558,931
Level 1 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	18,191	83,082
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	891,606	915,684
Time deposits	600,000	600,000
Derivative financial instruments	243,334	362,388
Total	2,887,571	2,975,735
Liabilities
Derivative financial instruments	(237,848)	(242,713)
Total	(237,848)	(242,713)
Level 2 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	1,079,385	1,029,478
Level 2 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	73,246	68,185
Level 3 | Fair Value, Measurements, Recurring
Assets
Derivative financial instruments	87	4,423
Total	9,034	14,757
Liabilities
Derivative financial instruments	(7,609)	(1,574)
Total	(7,609)	(1,574)
Level 3 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	¥ 8,947	¥ 10,334